Right of Use And Lease - Schedule of Quantitative Information About Right-of-Use Assets (Detail) (Parenthetical) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Property, Plant And Equipment	R$ 1,773,889	R$ 2,236,714	R$ 2,276,674
Finance Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, Plant And Equipment		481,235
Key Money [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, Plant And Equipment		R$ 150,374